Cash Flow Reconciliations - Reconciliation of borrowings arising from financing activities (Details) NOK in Thousands, $ in Thousands		12 Months Ended
	Jun. 27, 2017 NOK	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Opening balance
Borrowings outstanding at the beginning of the year		$ 2,652,026
Borrowings outstanding at the end of the year		2,652,026	$ 2,652,026
Cash flows
Proceeds from bank loans and bonds		280,000
Bank loans and bond repayments	NOK (424,360)	(397,008)
Additions in deferred loan fees		(8,830)
Borrowings outstanding at the end of the year		(125,838)
Other comprehensive income
Retranslation of the NOK Bonds in U.S. dollars		5,022
Borrowings outstanding at the end of the year		5,022
Non-cash items
Additions in deferred loan fees		(1,526)
Amortization of deferred loan and senior unsecured notes issuance costs and premium		12,398
Borrowings outstanding at the end of the year		10,872
Deferred financing costs, assets
Additions in deferred loan fees		5,474
Borrowings outstanding at the end of the year		5,474
Total borrowings
Borrowings outstanding at the beginning of the year		2,652,026
Proceeds from bank loans and bonds		280,000	2,274,318	$ 606,000
Bank loan and bond repayments		(397,008)	(1,983,576)	$ (103,709)
Additions in deferred loan fees		(4,882)
Amortization of deferred loan and senior unsecured notes issuance costs and premium		12,398
Retranslation of the NOK Bonds in U.S. dollars		5,022
Borrowings outstanding at the end of the year		$ 2,547,556	$ 2,652,026